Financial Statement Components (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2020	2019
Cash	$10,652	$5,676
Money market funds	64,971	2,260
U.S. Treasury	24,999	—
U.S. agency securities	—	1,398
Commercial paper	108,322	16,971
Corporate bonds	—	775
Total cash and cash equivalents	$208,944	$27,080

Schedule of Inventories	Inventories consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$625	$1,998
Work-in-process	52	1,376
Finished goods	2,936	628
Total inventories, net	$3,613	$4,002

Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses	$1,073	$817
Advance payments to vendors	961	666
Prepaid rent and other	503	12
Other receivables	2,260	329
Total prepaid expenses and other current assets	$4,797	$1,824

Schedule of Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization, and is depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Asset Category	Estimated useful lives
Computer hardware and software	3 to 5 years
Demonstration units and fleet	2 to 5 years
Machinery and equipment	5 to 7 years
Furniture and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Shorter of useful life or lease term
Property and equipment consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware and software	$2,450	$2,992
Demonstration fleet and demonstration units	1,821	1,603
Machinery and equipment	5,940	5,321
Furniture and fixtures	293	325
Vehicles	835	902
Leasehold improvements	791	821
Construction in progress	1,410	465
Total property and equipment	13,540	12,429
Accumulated depreciation and amortization	(5,851)	(4,562)
Total property and equipment, net	$7,689	$7,867

Schedule of Property and Equipment Capitalized Under Capital Lease Obligations
Property and equipment capitalized under capital lease obligations consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware and software	$88	$88
Machinery and equipment	838	491
Total property and equipment capitalized under capital lease obligations	926	579
Less: accumulated depreciation and amortization	(219)	(71)
Total	$707	$508

Schedule of Goodwill
The carrying amount of goodwill allocated to the Company’s reportable segments was as follows (in thousands):

	Autonomy Solutions	Other Component Sales	Total
As of December 31, 2020	$687	$14	$701
As of December 31, 2019	$687	$14	$701

Schedule of Other Noncurrent Assets	Other non-current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Security deposits	$1,106	$1,793
Other non-current assets	45	36
Total other non-current assets	$1,151	$1,829

Schedule of Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued expenses	$3,998	$2,049
Warranty liabilities	259	267
Contract liabilities	2,284	225
Accrued compensation and benefits	3,071	823
Contract losses	558	—
Capital lease liabilities and other, current	282	162
Total accrued and other current liabilities	$10,452	$3,526

Schedule of Other Non-Current Liabilities
Other non-current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred rent	$826	$1,106
Capital lease liabilities, non-current	492	295
Total other non-current liabilities	$1,318	$1,401